4. INTANGIBLE ASSETS AND ACQUISITION	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
4. INTANGIBLE ASSETS AND ACQUISITION

Christian Disposal Acquisition

On December 22, 2015, the Company, in order to expand into new markets and maximize the rate of waste internalization, acquired 100% of the membership interests of Christian Disposal LLC pursuant to that certain Amended and Restated Membership Interest Purchase Agreement, dated October 16, 2015, as amended by that certain First Amendment thereto, dated December 4, 2015.

The acquisition was accounted for by the Company using acquisition method under business combination accounting. Under this method, the purchase price paid by the acquirer is allocated to the assets acquired and liabilities assumed as of the acquisition date based on the fair value. By the application of “push-down” accounting, our assets, liabilities and equity were accordingly adjusted to fair value on December 22, 2015. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions.

The purchase of Christian Disposal, LLC included the acquisition of assets of $20,035,847 and liabilities of $2,152,738. The aggregate purchase price consisted of the following:

Cash consideration	$13,008,109
Restricted stock consideration	2,625,000
Convertible Promissory Note	1,250,000
Contingent additional purchase price	1,000,000
Total	$17,883,109

As noted in the table above, the purchase price could be increased by a maximum amount of $2,000,000 depending upon the extension of certain contracts to which Christian Disposal, LLC is a party. At March 31, 2016, the fair value of the additional purchase price was determined to be $1,000,000. Also, the Company issued 1,750,000 restricted shares of common stock as consideration which was valued at market at the date of the closing.

The following table summarizes the estimated fair value of Christian Disposal LLC, and subsidiary, assets acquired and liabilities assumed at the date of acquisition:

Cash	$442,395
Accounts receivable	974,538
Prepaid expense	84,196
Other current assets	53,810
Customer lists intangible assets	8,180,000
Non-competition agreement intangible asset	56,000
Goodwill	5,604,110
Property, Plant, and Equipment	4,640,798
Account payable	(1,001,721)
Deferred revenue	(1,007,525)
Accrued expenses	(106,396)
Capital lease	(37,096)
Total	$17,883,109

Eagle Ridge Landfill, LLC and Eagle Ridge Hauling Business

On December 22, 2015, the Company, in order to expand into new markets and maximize the rate of waste internalization, consummated the closing of the certain Asset Purchase Agreement dated November 13, 2015, by and between the Company and Eagle Ridge Landfill, LLC, as amended by the certain Amendment to Asset Purchase Agreement, dated December 18, 2015, to which the Company and WCA Waste Corporation are also party. Pursuant to the Eagle Ridge Purchase Agreement, Meridian Land acquired a landfill located in Pike County, Missouri and certain assets, rights, and properties related to such business of Eagle Ridge, including certain debts.

The acquisition was accounted for by the Company using the acquisition method under business combination accounting. Under this method, the purchase price paid by the acquirer is allocated to the assets acquired and liabilities assumed as of the acquisition date based on the fair value. By the application of “push-down” accounting, our assets, liabilities and equity were accordingly adjusted to fair value on December 22, 2015. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions.

The purchase of Eagle Ridge Landfill, LLC and certain assets included the acquisition of assets of $9,947,224 and liabilities of $283,737. The aggregate purchase price consisted of a cash consideration of $9,663,487.

The following table summarizes the estimated fair value of Eagle Ridge Landfill LLC., assets acquired and liabilities assumed at the date of acquisition:

Cash	$470
Accounts receivable	272,480
Prepaid expense	6,870
Customer lists intangible assets	2,000,000
Landfill permit (including ARO)	3,396,519
Goodwill	1,630,310
Land	1,550,000
Property, Plant, and Equipment	1,090,575
Deferred revenue	(87,218)
Asset retirement obligation - permits	(196,519)
Total	$9,663,487

The following unaudited pro forma consolidated results of operations have been prepared as if the acquisitions of Christian Disposal and Eagle Ridge occurred at January 1, 2014:

Three months ended March 31, 2015 (UNAUDITED)

Total Revenue	$6,921,168
Net (loss) income	(2,412,011)
Basic net loss per share	$(0.22)

Shares outstanding	11,114,873

The following tables set forth the intangible assets, both acquired and developed, including accumulated amortization for the three months ended March 31, 2016:

	March 31, 2016
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value

Customer lists	13.4 years	24,187,452	5,550,708	18,636,744
Non compete agreement	3.9 years	206,000	60,541	145,459
Website	3.7 years	13,920	3,712	10,208
		$24,407,372	$5,614,961	$18,792,411

In the three months ended March 31, 2016, customer lists include the intangible assets related to customer relationships acquired through the acquisition of Christian Disposal and Eagle Ridge with a cost basis of $10,180,000. The customer list intangible assets are amortized over their useful life which ranged from 5 to 20 years. Amortization expense, excluding amortization of landfill assets of $51,933, amounted to $874,554 and $712,786 for the three months ended March 31, 2016 and 2015 respectively.

Christian Disposal Acquisition

On December 22, 2015, the Company, in order to expand into new markets and maximize the rate of waste internalization, acquired 100% of the membership interests of Christian Disposal LLC pursuant to that certain Amended and Restated Membership Interest Purchase Agreement, dated October 16, 2015, as amended by that certain First Amendment thereto, dated December 4, 2015.

The acquisition was accounted for by the Company using acquisition method under business combination accounting. Under this method, the purchase price paid by the acquirer is allocated to the assets acquired and liabilities assumed as of the acquisition date based on the fair value. By the application of “push-down” accounting, our assets, liabilities and equity were accordingly adjusted to fair value on December 22, 2015. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions.

The purchase of Christian Disposal, LLC included the acquisition of assets of $20,035,847 and liabilities of $2,152,738. The aggregate purchase price consisted of the following:

Cash consideration	$13,008,109
Restricted stock consideration	2,625,000
Convertible Promissory Note	1,250,000
Contingent additional purchase price	1,000,000
Total	$17,883,109

As noted in the table above, the purchase price could be increased by a maximum amount of $2,000,000 depending upon the extension of certain contracts to which Christian Disposal, LLC is a party. At December 31, 2015, the fair value of the additional purchase price was determined to be $1,000,000. Also, the Company issued 1,750,000 restricted shares of common stock as consideration which was valued at market at the date of the closing.

The following table summarizes the estimated fair value of Christian Disposal LLC, and subsidiary, assets acquired and liabilities assumed at the date of acquisition:

Cash	$197,173
Accounts receivable	974,538
Prepaid expense	84,196
Other current assets	53,810
Customer lists intangible assets	8,180,000
Non-competition agreement intangible asset	56,000
Goodwill	5,849,332
Property, plant, and equipment	4,640,798
Account payable	(1,001,721)
Deferred revenue	(1,007,525)
Accrued expenses	(106,396)
Capital lease	(37,096)
Total	$17,883,109

Eagle Ridge Landfill, LLC and Hauling Acquisition

On December 22, 2015, the Company, in order to expand into new markets and maximize the rate of waste internalization, consummated the closing of the certain Asset Purchase Agreement dated November 13, 2015, by and between the Company and Eagle Ridge Landfill, LLC, as amended by the certain Amendment to Asset Purchase Agreement, dated December 18, 2015, to which the Company and WCA Waste Corporation are also party. Pursuant to the Eagle Ridge Purchase Agreement, Meridian Land acquired a landfill located in Pike County, Missouri and certain assets, rights, and properties related to such business of Eagle Ridge, including certain debts.

The acquisition was accounted for by the Company using business combination accounting. Under this method, the purchase price paid by the acquirer is allocated to the assets acquired and liabilities assumed as of the acquisition date based on the fair value. By the application of “push-down” accounting, our assets, liabilities and equity were accordingly adjusted to fair value on December 22, 2015. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions.

The purchase of Eagle Ridge Landfill, LLC and certain assets included the acquisition of assets of $9,947,224 and liabilities of $283,737. The aggregate purchase price consisted of a cash consideration of $9,663,487.

The following table summarizes the estimated fair value of Eagle Ridge Landfill LLC., assets acquired and liabilities assumed at the date of acquisition:

Cash	$470
Accounts receivable	272,480
Prepaid expense	6,870
Customer lists intangible assets	2,000,000
Landfill permit (including ARO)	3,396,519
Goodwill	1,630,310
Land	1,550,000
Property, Plant, and Equipment	1,090,575
Deferred revenue	(87,218)
Asset retirement obligation - permits	(196,519)
Total	$9,663,487

The following unaudited pro forma consolidated results of operations have been prepared as if the acquisitions of Christian Disposal and Eagle Ridge occurred at January 1, 2014:

		Successor	Predecessor
	Year Ended December 31, 2015	Period from Acquisition May 16, 2014 to December 31, 2014	Period from January 1, 2014 to May 15, 2014
Total Revenue	$28,861,001	$17,872,328	$10,199,328
Net (loss) income	(17,763,377)	(1,581,195)	916,391
Basic net loss per share	$(1.23)	$(0.16)	$-

Meridian Waste Services, LLC Acquisition

In 2014, the Company, in order to establish a presence in the solid waste disposal industry, entered into an asset purchase agreement by and among the Company, HTSMWD, Meridian Waste Services, LLC (“MWS”) and the members of MWS, pursuant to which HTSMWD acquired certain assets and liabilities of MWS, in exchange for $11,115,000 cash, 13,191,667 shares of Class A Common Stock of HTSHC and 71,210 shares of Series B Cumulative Convertible Preferred Stock of HTSHC.

The acquisition was accounted for by the Company using the acquisition method under business combination accounting. Under this method, the purchase price paid by the acquirer is allocated to the assets acquired and liabilities assumed as of the acquisition date based on the fair value. By the application of “push-down” accounting, our assets, liabilities and equity were accordingly adjusted to fair value on May 15, 2014. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions.

The purchase of MWS included the acquisition of assets of $22,175,706 and liabilities of $2,075,956. The aggregate purchase price consisted of the following:

Cash consideration	$11,000,000
Estimated value of common stock issued to sellers	1,978,750
Estimated value of preferred stock issued to sellers	7,121,000
Total	$20,099,750

The following table summarizes the estimated fair value of MWS assets acquired and liabilities assumed at the date of acquisition:

Accounts receivable	$632,322
Prepaid expenses	123,544
Deposits	8,303
Containers	2,710,671
Furniture and equipment	299,450
Trucks	4,243,964
Customer lists	14,007,452
Non-compete agreement	150,000
Accounts payable and accrued expenses	(54,387)
Notes payable	(143,464)
Deferred revenue	(1,878,105)
Total	$20,099,750

The following tables set forth the intangible assets, both acquired and developed, including accumulated amortization for the years ended December 31, 2015 and December 31, 2014:

	December 31, 2015
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value

Customer lists	13.7 years	$24,187,452	$4,687,090	$19,500,362
Non compete agreement	4.2 years	206,000	50,301	155,699
Website	3.9 years	13,920	3,016	10,904
		$24,407,372	$4,740,407	$19,666,965

	December 31, 2014
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value

Capitalized software	5.0 years	$434,532	$-	$434,532
Customer list	4.5 years	14,007,452	1,867,660	12,139,792
Loan fees	4.5 years	50,613	11,248	39,365
Non compete agreement	4.5 years	150,000	20,000	130,000
Website	4.9 years	13,920	232	13,688
		$14,656,517	$1,899,140	$12,757,377

In the year ended December 31, 2015, customer lists include the intangible assets related to customer relationships acquired through the acquisition of Christian Disposal and Eagle Ridge with a cost basis of $10,180,000. The customer list intangible assets are amortized over their useful life which ranged from 5 to 20 years. Amortization expense, excluding amortization of landfill assets of $3,043, amounted to $2,869,385 and $1,899,140 for the period ending December 31, 2015 and 2014 respectively.